Redeemable non-controlling interests and non-controlling interests (Details Narrative) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 CNY (¥) shares	May 31, 2018
Noncontrolling Interest [Line Items]
Issuance costs						¥ 3,135
Cash			55,000,000.0						¥ 360,600
Finite-lived intangible assets acquired | ¥				136,100
Overseas Subsidiary [Member]
Noncontrolling Interest [Line Items]
Ownership of subsidiaries														62.23%
Equity interests percentage														37.77%
Series B Convertible Redeemable Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Preferred stock cash consideration			$ 20,000,000	135,400
Preferred stock redemption discount of subsidiary | ¥				¥ 14,800
Fun Literature [Member]
Noncontrolling Interest [Line Items]
Purchase shares from holders			5 years	5 years
Redemption days			60 days	60 days
Annual compound interest rate			10.00%	10.00%
Fun Literature [Member] | Developed Technology Rights [Member]
Noncontrolling Interest [Line Items]
Finite-lived intangible assets acquired			$ 20,800,000	¥ 136,100
Fun Literature [Member] | Content [Member]
Noncontrolling Interest [Line Items]
Finite-lived intangible assets acquired			$ 36,600,000	¥ 240,000
Fun Literature [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Mezzanine equity, shares issued										1,097,212	1,097,212	3,763,440	3,763,440
Mezzanine equity, aggregate amount of redemption										$ 4,000,000.0	¥ 27,500	$ 14,000,000.0	¥ 97,100
Conversion Ratio			1	1
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Extended redemption period			5 years	5 years
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Share price | $ / shares		$ 4.307					$ 4.307
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member] | CMC Capital [Member]
Noncontrolling Interest [Line Items]
Number of preferred shares issued	8,794,903
Preferred stock cash consideration | $	$ 50,000,000
Stock transferred during period shares		4,643,603
Stock transferred during period value | $		$ 20,000,000
Fun Literature [Member] | Series A and B Convertible Redeemable Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Annual compound interest rate	4.00%
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Preferred stock cash consideration							$ 111,800,000	¥ 733,200
Issuance costs							$ 500,000	¥ 3,100
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Noncontrolling Interest [Line Items]
Number of preferred shares issued		9,776,007					9,776,007
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Noncontrolling Interest [Line Items]
Number of preferred shares issued		17,676,002					17,676,002